JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 19, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the Funds (the “Funds”) listed on Appendix A hereto

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses dated February 8, 2014 for JPMorgan Income Fund; and prospectuses dated July 1, 2014 for JPMorgan SmartAllocation Income Fund both supplemented as of April 29, 2015. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated April 29, 2015 for the Funds.

If you have any questions or comments, please contact me at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

JPMorgan Trust I

Appendix A

JPMorgan Income Fund

JPMorgan SmartAllocation Income Fund